Provisions - Employee obligations - Venezuela - (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Venezuela
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	7374.00%	400000.00%
Discount rate	7673.00%	520004.00%
Expected inflation rate	7374.00%	500000.00%
Actuarial assumption of retirement age		64 years
Venezuela | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	62 years
Venezuela | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Actuarial assumption of retirement age	63 years
France
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	0.75%	2.00%
Expected inflation rate	1.60%	1.60%
Actuarial assumption of retirement age	65 years	65 years
France | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	1.60%	1.60%
France | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	6.10%	6.10%
South Africa
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase		7.20%
Discount rate		9.90%
Expected inflation rate		6.20%
Actuarial assumption of retirement age	63 years	63 years
South Africa | Minimum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	7.10%
Discount rate	9.50%
Expected inflation rate	5.10%
South Africa | Maximum
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	7.60%
Discount rate	10.70%
Expected inflation rate	6.10%
FerroAtlantica De Venezuela SA | Venezuela
Disclosure of defined benefit plans [line items]
Years of service	15 years
Percentage of basic salary guaranteed by IVSS	80
Present value of defined benefit obligation [member] | South Africa
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	$ 5,429	$ 7,872
Current service cost	90	139
Borrowing costs	511	740
Actuarial differences	1,291	2,000
Benefits paid	254	226
Exchange differences	116	(1,096)
Obligations at end of year	4,601	5,429
Present value of defined benefit obligation [member] | FerroAtlantica De Venezuela SA | Venezuela
Changes in net defined benefit liability (asset) [abstract]
Obligations at beginning of year	534	1,883
Current service cost	50	775
Borrowing costs	1,128
Benefits paid	(3)	(35)
Exchange differences	(1,200)	(2,089)
Other	2,068
Obligations at end of year	$ 2,577	$ 534